DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2022
Non-Current Assets Held For Sale And Discontinued Operations [Abstract]
Disclosure of analysis of single amount of discontinued operations

At December 31,
(in millions of Euros)	2022
Assets of disposal group classified as held for sale
Cash and cash equivalents	1
Trade receivables and other	6
Inventories	5
Deferred tax assets	2
Total assets of disposal group classified as held for sale	14
Liabilities of disposal group classified as held for sale
Trade payables and other	8
Pensions and other post-employment benefit obligations	2
Total liabilities of disposal group classified as held for sale	10